Subsequent Events - Distributions (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2018	Jul. 02, 2018	Mar. 01, 2018	Feb. 01, 2018	Jan. 02, 2018	Nov. 30, 2018	May 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Distribution rate								$ 0.34	$ 0.34	$ 0.67	$ 0.67	$ 0.67
Distributions reinvested								$ 24,899	$ 22,850	$ 49,126	$ 58,872	$ 63,803
Net cash distribution								$ 37,819	$ 38,520	$ 74,198	$ 64,269	$ 59,387
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Distribution rate	$ 0.05583344	$ 0.05583344	$ 0.05583344	$ 0.05583344	$ 0.00183562	$ 0.05583344	$ 0.05583344
Subsequent Event | Dividend Paid
Subsequent Event [Line Items]
Gross amount of distribution paid	$ 12,439	$ 12,672	$ 12,807	$ 12,789	$ 13,017
Distributions reinvested	0	3,962	4,186	4,228	4,354
Net cash distribution	$ 12,439	$ 8,710	$ 8,621	$ 8,561	$ 8,663